Staking Revenue (Details) - USD ($)		3 Months Ended		4 Months Ended	12 Months Ended
	Aug. 19, 2025	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Staking Revenue
Revenue		$ 0	$ 0
Avalanche Treasury Company, LLC
Staking Revenue
Minimum uptime percentage	80.00%	90.00%		90.00%	80.00%
Revenue		$ 2,057,074		$ 1,434,669
Staking fees		$ 36,273		$ 74,840
Avalanche Treasury Company, LLC | Minimum
Staking Revenue
Contractual staking period		14 days		14 days
Percentage of staking rewards		2.50%		2.50%
Avalanche Treasury Company, LLC | Maximum
Staking Revenue
Contractual staking period		365 days		365 days
Percentage of staking rewards		3.00%		3.00%